Critical accounting estimates and judgements (Details Narrative) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Critical Accounting Estimates And Judgements
Unutilised tax losses			£ 73,400	£ 71,100	£ 67,200
Loss from operations	£ 3,310	£ 3,560	7,080
Negative cash flows from operating activities			6,830
Accumulated deficit	147,880		142,820
Cash and cash equivalents	£ 5,060		£ 5,970